Sales and Marketing Expenses - Schedule of Sales and Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales and Marketing Expenses [Abstract]
Salary and related expenses	$ 266	$ 248	$ 282
Share-based payment	250	89	503
Professional fees	187	348	527
Other	51	61	16
Total	$ 754	$ 746	$ 1,328